Shareholders' Equity - Additional Information (Detail)	12 Months Ended
	Feb. 28, 2018 CAD ($)	Feb. 28, 2017 CAD ($)	Feb. 29, 2016 CAD ($)
Stockholders' Equity Note [Abstract]
Shareholders equity 1	0	0
Shareholders equity 2		57,425
Shareholders equity 3		$ 139,789
Shareholders equity 4		11.17
Shareholders equity 5		641,485
Shareholders equity 6		501,696
Shareholders equity 7			40,705
Shareholders equity 8			$ 176,316
Shareholders equity 9			11.17
Shareholders equity 10			454,708
Shareholders equity 11			278,392
Shareholders equity 12	20.00%
Shareholders equity 13	10
Shareholders equity 14	$ 0	0	0
Shareholders equity 15	0	0	0
Shareholders equity 16	$ 0	$ 0	$ 0
Shareholders equity 17	0	0	0
Shareholders equity 18	0	0
Shareholders equity 19	0	0	905,000